Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Capital
CET1 capital	$ 60,938	$ 57,001
Tier 1 capital	66,615	63,279
Total capital	76,563	72,494
Risk-weighted Assets (RWA) used in calculation of capital ratios
CET1 capital RWA	510,664	495,528
Tier 1 capital RWA	510,664	495,993
Total capital RWA	510,664	496,459
Total capital RWA consisting of:
Credit risk	415,977	401,534
Market risk	29,425	32,209
Operational risk	65,262	62,716
Total Capital RWA	$ 510,664	$ 496,459
Capital ratios and Leverage ratios
CET1 ratio	11.90%	11.50%
Tier 1 capital ratio	13.00%	12.80%
Total capital ratio	15.00%	14.60%
Leverage ratio	4.40%	4.40%
Leverage ratio exposure (billions)	$ 1,529,400	$ 1,450,800